Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 2,678	$ 3,144	$ 3,300
Impaired Financing Receivable, Related Allowance	794	1,073
Loan Receivable for Which Value of Collateral Sufficient to Repay	400	400	700
Impaired Financing Receivable, Interest Income, Accrual Method, Total	175	194
Financing Receivable, Modifications, Recorded Investment	2,476	3,044	3,300
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	300	400	600
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 900	800
Loan to Value Ratio	75.00%
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 600	$ 900
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	7.20%	9.80%
Loans and Leases Receivable, Allowance, Ending Balance	$ 8,686	$ 9,311	9,903	$ 9,709
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	200
Provision for Loan and Lease Losses, Total	(649)	(523)	(645)
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method, Total	300	300	600
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	100	100	400
Trouble Debt Restructurings [Member]
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	200	200	400
Acquired Loans [Member]
Provision for Loan and Lease Losses, Total	0
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	700	$ 900	$ 800
Nonperforming Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	1,200
Performing Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	$ 400